Leases (Details Narrative) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Minimum future straight-lined rentals due on noncancelable leases 2020	$ 9,658
Minimum future straight-lined rentals due on noncancelable leases 2021	3,839
Minimum future straight-lined rentals due on noncancelable leases 2022	3,008
Minimum future straight-lined rentals due on noncancelable leases 2023	3,000
Minimum future straight-lined rentals due on noncancelable leases 2024	3,001
Minimum future straight-lined rentals due on noncancelable leases 2025 and subsequent years	$ 16,636